Loss per Share and Series A, B & C Warrants (Details Textual) - USD ($)				12 Months Ended
	Feb. 07, 2017	Apr. 14, 2016	Jan. 15, 2016	Dec. 31, 2016	Dec. 31, 2014	Jul. 24, 2017	Dec. 31, 2015	Dec. 31, 2013
Loss per Share and Series A, B and C Warrants (Textual)
Reverse stock split		200-to-1 reverse stock split	60-to-1 reverse stock split	1-for-10,000
Warrants exercise price				$ 0.001454	$ 0.001866		$ 0.001588	$ 0.000334
Subsequent Event [Member]
Loss per Share and Series A, B and C Warrants (Textual)
Reverse stock split	5,000-to-1 reverse stock split
Series A Warrants [Member]
Loss per Share and Series A, B and C Warrants (Textual)
Cashless warrants exercised, Shares				23,020
Warrants exercise price					0.000222			0.000222
Series B Warrants [Member]
Loss per Share and Series A, B and C Warrants (Textual)
Cashless warrants exercised, Shares				23,020
Warrants exercise price					$ 0.000044			0.000112
Series C Warrants [Member]
Loss per Share and Series A, B and C Warrants (Textual)
Warrants issued with offering				$ 1.454	$ 25,000,000
Cashless warrants exercised, Shares				23,020
Warrants exercise price				$ 0.001454	$ 0.0016		$ 0.001588
Series C Warrants [Member] | Scenario, Forecast [Member]
Loss per Share and Series A, B and C Warrants (Textual)
Warrants exercise price						$ 0.001454
Class of warrants execrised						$ 31,950,000